Derivative Instruments - Schedule of Effect of Hedging Derivative Instruments on the Consolidated Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Loans, including fees	$ 2,653,672	$ 2,769,778	$ 2,684,762
Deposits	1,109,023	1,329,932	1,026,755
Long-term debt	133,153	109,657	180,670
Loans, including fees | Cash Flow Hedging
Derivative [Line Items]
Pre-tax income (loss) recognized on cash flow hedges	(57,864)	(139,041)	(176,442)
Loans, including fees | Fair Value Hedges
Derivative [Line Items]
Pre-tax income (loss) recognized on cash flow hedges	0	0	0
Amounts related to interest settlements on derivatives	0	0	0
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Loans, including fees | Interest Rate Contracts | Cash Flow Hedging
Derivative [Line Items]
Realized gains (losses) reclassified from AOCI, pre-tax, to interest income on loans	(57,864)	(139,041)	(176,442)
Deposits | Cash Flow Hedging
Derivative [Line Items]
Pre-tax income (loss) recognized on cash flow hedges	0	0	0
Deposits | Fair Value Hedges
Derivative [Line Items]
Pre-tax income (loss) recognized on cash flow hedges	(7,075)	(21,777)	(22,495)
Amounts related to interest settlements on derivatives	(7,075)	(21,777)	(22,495)
Recognized on derivatives	12,622	11,224	8,711
Recognized on hedged items	(12,622)	(11,224)	(8,711)
Deposits | Interest Rate Contracts | Cash Flow Hedging
Derivative [Line Items]
Realized gains (losses) reclassified from AOCI, pre-tax, to interest income on loans	0	0	0
Long-term debt | Cash Flow Hedging
Derivative [Line Items]
Pre-tax income (loss) recognized on cash flow hedges	0	0	0
Long-term debt | Fair Value Hedges
Derivative [Line Items]
Pre-tax income (loss) recognized on cash flow hedges	(6,280)	(12,803)	(16,358)
Amounts related to interest settlements on derivatives	(6,280)	(12,803)	(16,358)
Recognized on derivatives	18,889	1,777	5,986
Recognized on hedged items	(18,889)	(1,777)	(5,986)
Long-term debt | Interest Rate Contracts | Cash Flow Hedging
Derivative [Line Items]
Realized gains (losses) reclassified from AOCI, pre-tax, to interest income on loans	$ 0	$ 0	$ 0